ADVANCED SERIES TRUST

AST J.P. Morgan Global Thematic Portfolio

Supplement dated November 6, 2019 to the

Currently Effective Prospectus

and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (Prospectus) and Statement of Additional Information (SAI) for the Advanced Series Trust (the Trust) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Morgan M. Moriarty, CFA will replace Nicole Goldberger, CFA as a portfolio manager for the Portfolio. Jeffrey Geller, CFA, and Michael Feser, CFA will continue to serve as portfolio managers for the Portfolio.

To reflect these changes, the Trust's Prospectus and SAI are hereby revised as follows:

I.All references and information pertaining to Nicole Goldberger, CFA are hereby deleted.

II.The table in the section of the Prospectus entitled "Summary: AST J.P. Morgan Global Thematic Portfolio - Management of the Portfolio" is hereby revised by adding the following disclosure:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM	J.P. Morgan	Morgan M.	Portfolio	November 2019
Investments LLC	Investment	Moriarty, CFA	Manager
Management,
Inc.
AST Investment
Services, Inc.

III.The following is added to the section of the Prospectus entitled "HOW THE TRUST IS MANAGED – Portfolio Managers–AST J.P. Morgan Global Thematic Portfolio":

Morgan Moriarty, CFA, vice president, is a portfolio manager in Multi-Asset Solutions based in New York. An employee since 2011, Morgan focuses on portfolio construction, manager selection, and driving global tactical asset allocation (GTAA) decisions across a range of multi- asset class investment solutions as well as driving development of end to end portfolio management functionality in Spectrum. She is the key portfolio manager on mandates such as New York's 529 Advisor-Guided College Savings Age-Based and Asset Allocation portfolios, and the JPMorgan Diversified Fund. Morgan holds a B.S. in Business Administration with majors in finance and entrepreneurship and a minor in psychology from the University of Dayton. Morgan is a CFA charterholder.

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IV.	The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST J.P.
Morgan Global Thematic Portfolio" is hereby revised by adding the following disclosure:

	Subadviser	Portfolio	Registered	Other Pooled	Other	Ownership
		Managers	Investment	Investment	Accounts*	of
			Companies*	Vehicles*	(in millions)	Portfolio
			(in millions)	(in millions)		Securities*
	J.P. Morgan	Morgan M.	5/$7,957,138	19/$6,299,246	17/$3,429,505	None
	Investment	Moriarty,		1/$2,263,485
	Management,	CFA
Inc.

*Information is as of September 30, 2019.

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